Goodwill and Intangible Assets (Table)	12 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets
Schedule of amortizable intangible assets before amortization expense
	As of June 30, 2014	Weighted Average Useful Life
Client relationships	$6,180	9 years
Non-solicitation agreement	220	3 years
Total	6,400
Accumulated amortization	(80)
Intangible assets, net	$6,320

Schedule of future amortization expense for acquired intangible
Year ending June 30:
2015	$760
2016	760
2017	752
2018	687
2019	687
Thereafter	2,674
Total	$6,320